Goodwill (Notes)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill
The following table reflects the activity in goodwill and other intangible assets for the years ended December 31, 2014, 2013 and 2012.

(In thousands)	Goodwill	Core Deposit Intangibles	Total
January 1, 2012	$72,334	$2,509	$74,843
Amortization	—	(2,172)	(2,172)
December 31, 2012	$72,334	$337	$72,671
Amortization	—	(337)	(337)
December 31, 2013	$72,334	$—	$72,334
Amortization	—	—	—
December 31, 2014	$72,334	$—	$72,334

The core deposit intangibles were amortized to expense principally on the straight-line method, over a period of six years. The amortization period for the core deposit intangibles related to Vision Bank was accelerated in the first quarter of 2012 due to the pending sale of the Vision Bank business to Centennial Bank. Core deposit intangibles were fully amortized at December 31, 2013, and thus there was no amortization expense in 2014. Core deposit intangible amortization expense was $337,000 in 2013 and $2.2 million in 2012.